Cash and cash equivalents (excluding overdrafts) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	36.00%	34.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	8.00%	40.00%
Euro [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	7.00%	3.00%
China, Yuan Renminbi [Member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	20.00%	10.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	29.00%	13.00%